Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	OSI ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001672826
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
O'Shares FTSE U.S. Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE U.S. Quality Dividend ETF | O'Shares FTSE U.S. Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OUSA
O'Shares FTSE Europe Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Europe Quality Dividend ETF | O'Shares FTSE Europe Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OEUR
O'Shares FTSE Asia Pacific Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Asia Pacific Quality Dividend ETF | O'Shares FTSE Asia Pacific Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OASI